Financial Risk Management - Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold (Detail) £ in Thousands, R$ in Thousands	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 BRL (R$)
Net Position Poun To US Dollar [Member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	R$ 200,896
Net Position Poun To US Dollar [Member] | Fair value [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	(2,008)
Forward contract [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	1,302,869	£ 1,038,538	R$ 1,773,810
Forward contract [member] | Fair value [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	512		2,754
Derivative [Member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	1,503,765		1,773,810
Derivative [Member] | Fair value [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments			R$ 2,754
Derivative instruments	R$ (1,496)